Shareholder Report, Holdings (Details)	Aug. 31, 2025
Columbia Mid Cap Index Fund - Class A | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mid Cap Index Fund - Class A | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Class A | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Class A | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Class A | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Class A | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Mid Cap Index Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Mid Cap Index Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mid Cap Index Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Mid Cap Index Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Mid Cap Index Fund - Class A | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mid Cap Index Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mid Cap Index Fund - Class A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mid Cap Index Fund - Class A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mid Cap Index Fund - Class A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Mid Cap Index Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mid Cap Index Fund - Class A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Mid Cap Index Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mid Cap Index Fund - Institutional Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mid Cap Index Fund - Institutional Class | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional Class | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional Class | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional Class | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Mid Cap Index Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Mid Cap Index Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mid Cap Index Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Mid Cap Index Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Mid Cap Index Fund - Institutional Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mid Cap Index Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mid Cap Index Fund - Institutional Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mid Cap Index Fund - Institutional Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mid Cap Index Fund - Institutional Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Mid Cap Index Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mid Cap Index Fund - Institutional Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Mid Cap Index Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mid Cap Index Fund - Institutional 2 Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mid Cap Index Fund - Institutional 2 Class | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 2 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Mid Cap Index Fund - Institutional 2 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Mid Cap Index Fund - Institutional 2 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mid Cap Index Fund - Institutional 2 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mid Cap Index Fund - Institutional 2 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mid Cap Index Fund - Institutional 2 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mid Cap Index Fund - Institutional 2 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Mid Cap Index Fund - Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Mid Cap Index Fund - Institutional 3 Class | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Columbia Mid Cap Index Fund - Institutional 3 Class | Comfort Systems U.S.A., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | Pure Storage, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | RB Global, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Flex Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Casey's General Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Burlington Stores, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Guidewire Software, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Curtiss-Wright Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | U.S. Foods Holding Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Columbia Mid Cap Index Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Mid Cap Index Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Columbia Mid Cap Index Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Mid Cap Index Fund - Institutional 3 Class | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Mid Cap Index Fund - Institutional 3 Class | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Mid Cap Index Fund - Institutional 3 Class | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Mid Cap Index Fund - Institutional 3 Class | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Columbia Mid Cap Index Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%